Consolidated Statements of Operations (EUR €) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Consolidated Statements of Operations [Abstract]
Net system sales	€ 3,801,632		€ 4,883,913	[1]	€ 3,894,742
Net service and field option sales	929,923		767,122	[1]	613,196
Total net sales	4,731,555		5,651,035	[1]	4,507,938
Cost of system sales	2,198,921		2,793,931	[1]	2,222,965
Cost of service and field option sales	527,377		407,714	[1]	329,803
Total cost of sales	2,726,298		3,201,645	[1]	2,552,768
Gross profit on sales	2,005,257		2,449,390	[1]	1,955,170
Research and development costs	589,182		590,270	[1]	523,426
Selling, general and administrative costs	259,301		217,904	[1]	181,045
Income from operations	1,156,774		1,641,216	[1]	1,250,699
Interest income	16,585		41,156	[1]	15,125
Interest expense	(22,781)		(33,737)	[1]	(23,301)
Income before income taxes	1,150,578		1,648,635	[1]	1,242,523
Provision for income taxes	(4,262)		(181,675)	[1]	(220,703)
Net income	€ 1,146,316		€ 1,466,960	[1]	€ 1,021,820
Basic net income per ordinary share	€ 2.70		€ 3.45	[1]	€ 2.35
Diluted net income per ordinary share	€ 2.68	[2]	€ 3.42	[1],[2]	€ 2.33	[2]
Number of ordinary shares used in computing per share amounts (in thousands)
Basic	424,096		425,618	[1]	435,146
Diluted	426,986	[2]	429,053	[1],[2]	438,974	[2]

[1]	As of January 1, 2011, we adopted Accounting Standards Update ("ASU") 2009-13, "Revenue Arrangements with Multiple Deliverables" which amended ASC 605-25. The ASU was adopted prospectively and had an insignificant impact on timing and allocation of revenues. See Note 1 to the consolidated financial statements.
[2]	The calculation of diluted net income per ordinary share assumes the exercise of options issued under ASML stock option plans and the issuance of shares under ASML share plans for periods in which exercises or issuances would have a dilutive effect. The calculation of diluted net income per ordinary share does not assume exercise of such options or issuance of shares when such exercises or issuance would be anti-dilutive.